Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share
Net Income	$ 19,136	[1],[2]	$ 3,123		$ 4,014	[1]	$ 3,574		$ 2,515	[3]	$ 3,418		$ 3,515		$ 3,885		$ 29,847	$ 13,333	$ 13,687
Net income attributable to noncontrolling interest																	(397)	(357)	(342)
Net Income attributable to AT&T	$ 19,037	[1],[2]	$ 3,029		$ 3,915	[1]	$ 3,469		$ 2,437	[3]	$ 3,328		$ 3,408		$ 3,803		29,450	12,976	13,345
Share-based payment																	13	13	13
Numerator for diluted earnings per share																	$ 29,463	$ 12,989	$ 13,358
Weighted average number of common shares outstanding																	6,164	6,168	5,628
Share-based payment (in shares)																	19	21	18
Denominator for diluted earnings per share																	6,183	6,189	5,646
Basic Earnings Per Share Attributable to AT&T	$ 3.08	[4]	$ 0.49	[4]	$ 0.63	[4]	$ 0.56	[4]	$ 0.39	[4]	$ 0.54	[4]	$ 0.55	[4]	$ 0.62	[4]	$ 4.77	$ 2.1	$ 2.37
Diluted Earnings Per Share Attributable to AT&T	$ 3.08	[4]	$ 0.49	[4]	$ 0.63	[4]	$ 0.56	[4]	$ 0.39	[4]	$ 0.54	[4]	$ 0.55	[4]	$ 0.61	[4]	$ 4.76	$ 2.1	$ 2.37

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 12).
[2]	Includes an asset abandonment charge (Note 6) and the impact of federal corporate income tax reform (Note 11).
[3]
Includes an actuarial loss on pension and postretirement benefit plans (Note 12) and asset impairment charges (Note 6) and changes in accounting estimates for network asset lives and salvage values, and customer fulfillment costs.

[4]
Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.